Lease liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Lease liabilities.
Schedule of current and non current lease liabilities

	March 31,	December 31,
	2023	2022
	$’000	$’000

Current	88,469	87,240
Non‑current	513,534	517,289
Total lease liabilities	602,003	604,529

Schedule of contractual maturities of the lease liabilities

		Total
	Carrying	contractual	Within	2 ‑ 3	4 ‑ 5	Over 5
	value	cash flows	1 year	years	years	years
	$’000	$’000	$’000	$’000	$’000	$’000

March 31, 2023
Lease liabilities	602,003	1,114,767	99,027	181,552	170,760	663,428

December 31, 2022
Lease liabilities	604,529	1,108,532	92,417	179,930	168,231	667,954